Schedule of Assumptions Used in Estimating Fair Value of Warrants Using Black-Scholes Option Pricing Model (Detail)	1 Months Ended				9 Months Ended	1 Months Ended
	May 02, 2012	Dec. 31, 2010 Warrant Venture Loan Payable	Aug. 31, 2012 Warrant JMJ Note	Jun. 30, 2012 Warrant JMJ Note	Sep. 30, 2012 Warrant JMJ Note	May 31, 2012 Restated and amended warrant Amended Venture Loan Payable
Assumptions:
Expected Life	1 year 8 months 12 days	7 years	4 years	4 years	3 years 10 months 24 days	7 years
Expected volatility (as a percent)	89.40%	39.90%	97.70%	95.40%	101.80%	88.20%
Dividends (as a percent)
Risk-free interest rate (as a percent)	0.27%	2.74%	0.66%	0.59%	0.47%	1.35%